SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Interest paid	$ 68	$ 64
Taxes paid	1,457	10
Equipment acquired under finance leases and equipment loans	$ 1,525	$ 74